J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Europe Research Enhanced Equity Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated October 1, 2014

to the Statement of Additional Information dated September 9, 2014

The information in the Statement of Additional Information under the headings “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each Fund’s portfolio manager as of July 31, 2014:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Europe Research Enhanced Equity Fund
Demetris Georghiou	0	$0	5	$2,203,066	8	$1,724,607
Ido Eisenberg	0	0	6	2,366,904	7	1,583,669
Francesco Sedati	0	0	0	0	0	0

The following table shows information on the other accounts managed by each Fund’s portfolio managers that have advisory fees wholly or partly based on performance as of July 31, 2014:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Europe Research Enhanced Equity Fund
Demetris Georghiou	0	$0	0	$0	1	$317,467
Ido Eisenberg	0	0	0	0	1	317,467
Francesco Sedati	0	0	0	0	0	0

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager, as of September 30, 2014:

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Europe Research Enhanced Equity Fund
Demetris Georghiou	X
Ido Eisenberg	X
Francesco Sedati	X

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

SUP-SAI-EREE-1014